COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

The facilities and motor vehicles of the Company are leased under several operating lease agreements.

The Company signed a lease agreement in Israel for its offices for a period of 24 months beginning November 10, 2011 and scheduled to expire on November 10, 2013. During 2012 the Company entered into additional lease agreement in Israel for additional offices.

On November 13, 2011 the Company entered into a motor vehicle lease agreement for a period of 36 months. During 2012, in light of the recruitment of additional employees the Company entered into additional two motor vehicle lease agreement for a period of 36 months. As of December 31, 2012 the Company maintains four lease cars.

As of December 31, 2012, the future minimum aggregate lease commitments under non-cancelable operating lease agreement are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2013	$95,024	$10,885	$105,909
2014	2,595	11,208	13,803
2015	2,094	3,000	5,094

	$99,713	$25,093	$124,806

Facility and motor vehicle lease expenses for the year ended December 31, 2012 and for the period ended December 31, 2011 were $120,685 and $4,763, respectively.